Financial instruments - Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 42,714	$ 54,471	$ 83,790
Restricted cash	712	470
Trade and other receivables	19,108	18,313
Accounts payable and accrued liabilities (including non-current)	32,163	26,960
Total debt	$ 75,000	$ 40,000